Derivatives and Hedging	12 Months Ended
Oct. 29, 2017
Derivatives and Hedging
Derivatives and Hedging

Note H

Derivatives and Hedging

The Company uses hedging programs to manage price risk associated with commodity purchases. These programs utilize futures contracts to manage the Company’s exposure to price fluctuations in the commodities markets. The Company has determined its designated hedging programs to be highly effective in offsetting the changes in fair value or cash flows generated by the items hedged.

Cash Flow Hedges: The Company utilizes corn and lean hog futures to offset price fluctuations in the Company’s future direct grain and hog purchases. The financial instruments are designated and accounted for as cash flow hedges, and the Company measures the effectiveness of the hedges at least quarterly. Effective gains or losses related to these cash flow hedges are reported in accumulated other comprehensive loss (AOCL) and reclassified into earnings, through cost of products sold, in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. The Company typically does not hedge its grain exposure beyond the next two upcoming fiscal years and its hog exposure beyond the next fiscal year. As of October 29, 2017, and October 30, 2016, the Company had the following outstanding commodity futures contracts that were entered into to hedge forecasted purchases:

Volume
Commodity	October 29, 2017	October 30, 2016
Corn	11.5 million bushels	22.4 million bushels
Lean hogs	0.3 million cwt	–

As of October 29, 2017, the Company has included in AOCL hedging gains of $1.8 million (before tax) relating to its positions, compared to gains of $9.2 million (before tax) as of October 30, 2016. The Company expects to recognize the majority of these gains over the next 12 months.

Fair Value Hedges: The Company utilizes futures to minimize the price risk assumed when fixed forward priced contracts are offered to the Company’s commodity suppliers. The intent of the program is to make the forward priced commodities cost nearly the same as cash market purchases at the date of delivery. The futures contracts are designated and accounted for as fair value hedges, and the Company measures the effectiveness of the hedges at least quarterly. Changes in the fair value of the futures contracts, along with the gain or loss on the hedged purchase commitment, are marked-to-market through earnings and are recorded on the Consolidated Statement of Financial Position as a current asset and liability, respectively. Effective gains or losses related to these fair value hedges are recognized through cost of products sold in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. As of October 29, 2017, and October 30, 2016, the Company had the following outstanding commodity futures contracts designated as fair value hedges:

Volume
Commodity	October 29, 2017	October 30, 2016
Corn	4.1 million bushels	3.6 million bushels
Lean hogs	0.4 million cwt	0.2 million cwt

Other Derivatives: The Company holds certain futures and options contract positions as part of a merchandising program and to manage the Company’s exposure to fluctuations in commodity markets. The Company has not applied hedge accounting to these positions.

As of October 29, 2017, and October 30, 2016, the Company had the following outstanding futures and options contracts related to these programs:

Volume
Commodity	October 29, 2017	October 30, 2016
Corn	–	4.0 million bushels
Soybean meal	–	11,000 tons

Fair Values: The fair values of the Company’s derivative instruments as of October 29, 2017, and October 30, 2016, were as follows:

Fair Value(1)
(in thousands)	Location on Consolidated Statements of Financial Position	October 29, 2017	October 30 2016
Asset derivatives
Derivatives designated as hedges Commodity contracts	Other current assets	$ 326	$ (194)

Derivatives not designated as hedges Commodity contracts	Other current assets	–	144

Total asset derivatives		$ 326	$ (50)

(1)

Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note M “Fair Value Measurements” for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Derivative Gains and Losses: Gains or losses (before tax, in thousands) related to the Company’s derivative instruments for the fiscal years ended October 29, 2017, and October 30, 2016, were as follows:

Cash Flow Hedges	Gain/(Loss) Recognized in AOCL (Effective Portion)(1)		Location on Consolidated Statements of Operations	Gain/(Loss) Reclassified from AOCL into Earnings (Effective Portion)(1)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2)(4)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 29, 2017	October 30, 2016		October 29, 2017	October 30, 2016	October 29, 2017	October 30, 2016
Commodity contracts	$ (1,393)	$ 6,852	Cost of products sold	$ 5,994	$ (1,310)	$ 156	$ (14,591)

Fair Value Hedges	Location on Consolidated Statements of Operations	Gain/(Loss) Recognized in Earnings (Effective Portion)(3)		Gain/(Loss) Recognized in Earnings (Ineffective Portion)(2)(5)
		Fiscal Year Ended		Fiscal Year Ended
		October 29, 2017	October 30, 2016	October 29, 2017	October 30, 2016
Commodity contracts	Cost of products sold	$ (327)	$ 1,796	$ 267	$ 4,849

Derivatives Not Designated as Hedges	Location on Consolidated Statements of Operations	Gain/(Loss) Recognized in Earnings
Fiscal Year Ended
		October 29, 2017	October 30, 2016
Commodity contracts	Cost of products sold	$ (408)	$ (796)

(1)	Amounts represent gains or losses in AOCL before tax. See Note J for the after tax impact of these gains or losses on net earnings.
(2)

There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year. Fiscal 2016 includes the mark-to-market impact on certain corn futures contracts which resulted from a temporary suspension of hedge accounting due to market volatility.

(3)

Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(4)	There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year.
(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.